STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2015	34,548,368
Beginning balance, amount at Dec. 31, 2015	$ 34,548	$ 7,104,130	$ (7,096,223)	$ 42,455
Net loss for the year			(24,401)	(24,401)
Ending balance, shares at Dec. 31, 2016	34,548,368
Ending balance, amount at Dec. 31, 2016	$ 34,548	7,104,130	(7,120,624)	18,054
Net loss for the year			(22,837)	(22,837)
Ending balance, shares at Dec. 31, 2017	34,548,368
Ending balance, amount at Dec. 31, 2017	$ 34,548	7,104,130	(7,143,461)	(4,783)
Net loss for the year			(13,872)	(13,872)
Ending balance, shares at Dec. 31, 2018	34,548,368
Ending balance, amount at Dec. 31, 2018	$ 34,548	$ 7,104,130	$ (7,157,333)	$ (18,655)